Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) share $ / shares shares	Dec. 31, 2020 CAD ($) share $ / shares shares
Disclosure of classes of share capital [line items]
Private placements (shares) | shares		7,727,273
Acquisition of the San Antonio gold project (shares) | shares		1,011,374
NCIB description	In December 2021, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2021 NCIB program, Osisko may acquire up to 16,530,688 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	Under the terms of the 2020 NCIB program, Osisko was allowed to acquire up to 14,610,718 of its common shares from time to time, from December 12, 2020 to December 11, 2021
Daily purchases of common shares, limit | shares	87,364	138,366
Average daily trading volume | shares	349,057	553,464
Normal course issuer bid purchase of common shares (shares) | shares	2,103,366	429,722
Normal course issuer bid purchase of common shares	$ 30,791	$ 3,933
Average acquisition price per share | $ / shares	$ 14.64	$ 9.15
Accordion feature	$ 100,000	$ 100,000
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	166,493,597
Normal course issuer bid purchase of common shares	$ 22,471	3,933
Osisko Development Corp [Member] | Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Shares to be issued		$ 73,900
Share issue expenses	1,100
Share issue expenses net of income taxes	$ 800
Osisko Development Corp [Member] | Non-brokered private placement [Member] | First tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued during period | shares	9,346,464
Units issued, price per unit | $ / shares	$ 7.50
Proceeds from issuing shares	$ 68,600
Exercise price of warrants granted | $ / shares	$ 10.00
Osisko Development Corp [Member] | Non-brokered private placement [Member] | Second tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued during period | shares	1,515,731
Units issued, price per unit | $ / shares	$ 7.50
Proceeds from issuing shares	$ 11,200
Exercise price of warrants granted | $ / shares	$ 10.00
Osisko Development Corp [Member] | Bought deal brokered private placement of flow-through shares [Member]
Disclosure of classes of share capital [line items]
Number of flow-through shares issued | shares	2,055,742
Flow-through shares, issue price per share | $ / shares	$ 9.05
Number of charity flow-through shares issued | shares	1,334,500
Charity flow through shares, issue price per share | $ / shares	$ 11.24
Gross proceeds from flow-through shares issued	$ 33,600
Share issue expenses	1,500
Share issue expenses net of income taxes	1,100
Other liabilities	7,900
Share issue costs	500
Balance remaining to be spent for exploration and evaluation proceeds	$ 3,900
Osisko Development Corp [Member] | Bought deal private placement [Member]
Disclosure of classes of share capital [line items]
Number of share subscriptions issued in a private placement | shares		13,350,000
Subscription price per share | $ / shares		$ 7.50
Proceeds from issuing shares		$ 100,100
Exercise price of warrants granted | $ / shares		$ 10.00
Share issue expenses		$ 3,600
Share issue expenses net of income taxes		$ 2,600
Osisko Development Corp [Member] | Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share		5,367,050
Number of units issued during period | shares		5,367,050
Units issued, price per unit | $ / shares		$ 7.50
Subscription price per share | $ / shares		$ 7.50
Proceeds from issuing shares		$ 40,200
Exercise price of warrants granted | $ / shares		$ 10.00
Share issue expenses		$ 2,100
Share issue expenses net of income taxes		$ 1,600
CDP Investissements Inc. [Member] | Private placements [Member]
Disclosure of classes of share capital [line items]
Private placements (shares) | shares		7,727,273
Price per share issued | $ / shares		$ 11.00
Proceeds from issuing shares		$ 85,000
San Antonio gold project [Member] | Private placements [Member]
Disclosure of classes of share capital [line items]
Acquisition of the San Antonio gold project (shares) | shares		1,011,374
Acquisition of the San Antonio gold project		$ 15,800
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan | shares	7,891,496
Dividends payable	$ 400
Dividend reinvestment plan | shares	120,523	268,173
Discount under dividend reinvestment plan	3.00%	3.00%
Dividend reinvestment plan [Member] | January 14, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend reinvestment plan | shares	29,929
Discount under dividend reinvestment plan	3.00%